ACQUISITION OF BUSINESS (Schedule of Purchase Price Allocation) (Details) - USD ($) $ in Thousands		Sep. 13, 2018	Dec. 31, 2019	[1]	Dec. 31, 2018	[1]	Dec. 31, 2017
Business Acquisition [Line Items]
Fair value of previous investment in acquired companies		$ 24,734
Obligation to purchase non-controlling interests		16,144
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets, net		38,583
Property and equipment, net		11,014
Liability for employee rights upon retirement		(1,337)
Deferred income taxes		763
Other non-current assets		2,132
Deferred revenues (including current portion)		(34,048)
Goodwill		59,402	$ 50,086		$ 62,896		$ 3,777
Road Track [Member]
Business Acquisition [Line Items]
Cash paid		75,700
Consideration paid by issuance of treasury stock		12,038
Amount to be received as purchase price adjustment		(10,800)
Total acquisition price		76,938
Fair value of previous investment in acquired companies		24,734
Obligation to purchase non-controlling interests		16,144
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		6,731
Working capital (excluding cash and cash equivalents and deferred revenues)		34,576
Intangible assets, net		38,583
Property and equipment, net		11,014
Liability for employee rights upon retirement		(1,337)
Deferred income taxes		763
Other non-current assets		2,132
Deferred revenues (including current portion)		(34,048)
Net assets acquired		58,414
Goodwill	[2]	$ 59,402

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2019, and 2018 was US$ 19.4 million and US$ 7.1million, respectively.
[2]	As part of the purchase price allocation for the acquisition, the Company recorded goodwill in the amount of $59.4 million. Goodwill reflects the value or premium of the acquisition price in excess of the fair values assigned to specific tangible and intangible assets. Goodwill has an indefinite useful life and therefore is not amortized as an expense (the goodwill balance is not deductible for income tax purposes), but is reviewed annually (or more, in certain circumstances) for impairment of its fair value to the Company. The purchase price intrinsically recognizes the benefits of the broadened depth of new markets and management team and is primarily attributable to expected synergies.